EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Net Income Used in Earnings Per Share
	US dollars
	Year ended December 31,
(in thousands)	2024	2023	2022

Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	53,654	48,137	37,103

Schedule of Weighted Average Shares Used in Earnings Per Share
	Number of shares
	Year ended December 31,
(in thousands)	2024	2023	2022

Weighted average number of shares used in the computation of basic and diluted earnings per share	19,894	20,000	20,418